Registration Nos. 33-13021 and 811-5086

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 34	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 35	[ X ]

CHURCHILL TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)

(212) 697-6666
(Registrant's Telephone Number)

EDWARD M.W. HINES
Butzel Long, a professional corporation
380 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.
[ ]	This post-effective amendment designates a new effective date for a previous post-effective amendment.

PART C:  OTHER INFORMATION

Contents of Post-Effective Amendment No. 34

This Amendment comprises the following papers and contents:

The Facing Sheet
Part C – Other Information
Signatures
Exhibit List
Exhibits

ITEM 28. Exhibits

Exhibits of the Churchill Tax-Free Fund of Kentucky Portfolio:

(a)	Supplemental Declaration of Trust Amending and Restating the Declaration of Trust (ii)

(b)	By-laws (xiii)

(c)	Instruments defining rights of shareholders

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values.  Upon liquidation of the Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's classes at that time.  All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order.  The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series").  (See the Additional Statement for further information about possible additional series.)  Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts).  Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders.  Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund, except that the Fund's Board of Trustees may change the name of the Fund. The Fund may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Fund, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Fund.

(d)	Advisory and Administration Agreement (xvi)

(e) (i)	Distribution Agreement (iii)

(ii)	Anti-Money Laundering Amendment to Distribution Agreement (ix)

(iii)	Sales Agreement for brokerage firms (iii)

(iv)	Sales Agreement for financial institutions (iii)

(v)	Services Agreement (ii)

(vi)	Shareholder Services Agreement (viii)

(f)	Not applicable

(g)	Custody Agreement (ii)

(h) (i)	Transfer Agency Agreement (iv)

(ii)	Anti-Money Laundering Amendment to Transfer Agency Agreement (ix)

(iii)	Customer Identification Services Amendment to Transfer Agency Agreement (x)

(i) (i)	Opinion of Fund Counsel (xiv)

(i) (ii)	Consent of Fund Counsel (xvii)

(j)	Consent of Independent Registered Public Accounting Firm (xvii)

(k)	Not applicable

(l)	Not applicable

(m) (i)	Distribution Plan (iv)

(ii)	Shareholder Services Plan (iv)

(n)	Plan pursuant to Rule 18f-3 (xvii)

(o)	Reserved

(p) (i)	Code of Ethics of the Fund (xvii)

(ii)	Code of Ethics of the Manager (xvii)

(101)	Risk/return summary in interactive data format (xviii)

(i)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 13 dated January 29, 1996 and incorporated herein by reference.

(ii)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 15 dated April 15, 1996 and incorporated herein by reference.

(iii)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 16 dated April 24, 1997 and incorporated herein by reference.

(iv)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 17 dated April 28, 1998 and incorporated herein by reference.

(v)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 19 dated April 27, 1999 and incorporated herein by reference.

(vi)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 20 dated April 27, 2000 and incorporated herein by reference.

(vii)	Filed as an exhibit to Registrant's Post- Effective Amendment No. 21 dated April 30, 2001 and incorporated herein by reference.

(viii)	Filed as an exhibit to Registrant's Post- Effective Amendment No. 22 dated April 22, 2002 and incorporated herein by reference.

(ix)	Filed as an exhibit to Registrant's Post- Effective Amendment No. 24 dated April 29, 2003 and incorporated herein by reference.

(x)	Filed as an exhibit to Registrant's Post- Effective Amendment No. 25 dated April 22, 2004 and incorporated herein by reference.

(xi)	Filed as an exhibit to Registrant's Post- Effective Amendment No. 26 dated April 29, 2005 and incorporated herein by reference.

(xii)	Filed as an exhibit to Registrant's Post- Effective Amendment No. 27 dated April 27, 2006, and incorporated herein by reference.

(xiii)	Filed as an exhibit to Registrant's Post- Effective Amendment No. 28 dated April 25, 2007 and incorporated herein by reference.

(xiv)	Filed as an exhibit to Registrant's Post- Effective Amendment No. 30 dated April 29, 2008 and incorporated herein by reference.

(xv)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 31 dated April 30, 2009 and incorporated herein by reference.

(xvi)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 32 dated April 29, 2010 and incorporated herein by reference.

(xvii)	Filed as an exhibit to Registrant's Post-Effective Amendment No. 33 dated April 21, 2011 and incorporated herein by reference.

(xviii)	Filed herewith.

ITEM 29. Persons Controlled By Or Under Common Control With  Registrant

None

ITEM 30. Indemnification

Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Supplemental Declaration of Trust Amending and Restating the Declaration of Trust, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 15 dated March 28, 1996, is incorporated herein by reference.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of Investment Adviser

The business and other connections of Aquila Investment Management LLC, the Fund's Investment Adviser and Administrator, is set forth in the prospectus (Part A). As a result of transactions completed in 2009 no individual holds with the power to vote, directly or indirectly, more than 24.9% of the voting shares of the Manager’s corporate parent, Aquila Management Corporation. For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

ITEM 32. Principal Underwriters

(a)           Aquila Distributors, Inc. serves as principal underwriter to Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, Aquila Three Peaks Opportunity Growth Fund, Tax-Free Trust of Oregon and Aquila Three Peaks High Income Fund, in addition to serving as the Registrant's principal underwriter.

(b)           For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange Act of 1934.

(c)           Not applicable.

ITEM 33. Location of Accounts and Records

All such accounts, books, and other documents are maintained by the manager, the transfer agent, and the custodian, whose addresses appear on the back cover pages of the Prospectus and the Statement of Additional Information.

ITEM 34. Management Services

Not applicable.

ITEM 35. Undertakings

(a)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 6th day of May, 2011.

CHURCHILL TAX-FREE TRUST
(Registrant)

By /s/ Diana P. Herrmann
Diana P. Herrmann
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Diana P. Herrmann
Diana P. Herrmann	President and Trustee	05/06/11

/s/ Thomas A. Christopher
Thomas A. Christopher	Trustee	05/06/11

/s/ David A. Duffy
David A. Duffy	Trustee	05/06/11

/s/ Theodore T. Mason
Theodore T. Mason	Trustee	05/06/11

/s/ Anne J. Mills
Anne J. Mills	Trustee	05/06/11

/s/ John J. Partridge
John J. Partridge	Trustee	05/06/11

/s/ James R. Ramsey
James R. Ramsey	Trustee	05/06/11

/s/ Laureen L. White
Laureen L. White	Trustee	05/06/11

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio	Chief Financial Officer and Treasurer	05/06/11

CHURCHILL TAX-FREE TRUST
Exhibit List

(101)	Risk/return summary in interactive data format.